Production Costs	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Production Costs

21. PRODUCTION COSTS
Production costs are comprised of the following:

	2018	2017
Consumption of raw materials and consumables	$184,484	$160,224
Employee compensation and benefits expense	167,879	169,109
Contractors and outside services	88,475	83,012
Utilities	26,320	24,764
Severance costs related to mine operations	—	3,509
Other expenses (1)	31,417	34,339
Changes in inventories (2)	17,061	25,713
	$515,636	$500,670

(1)	Includes closure and decommissioning liability adjustments to reduce production costs by $nil (2017 - reduce by $1.2 million).

(2)	Includes NRV adjustments to inventory to increase production costs by $24.3 million for the year ended December 31, 2018 (2017 - increase by $12.3 million).